DEFERRED TAX - Summary of Change in Deferred Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in deferred tax liability (asset) [abstract]
Beginning, deferred tax liability (asset)	$ 7,028	$ 5,778
Business combination (Note 5)	(4,008)	0
Credited to the consolidated statement of comprehensive income	1,012	1,770
Translation differences	(379)	(520)
End, deferred tax liability (asset)	$ 3,653	$ 7,028